Fair Value Measurements (Changes in Level 3 Assets Measured on Recurring Basis) (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2015 JPY (¥)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	¥ 474
Total gains or losses (realized or unrealized):
Included in earnings	0
Included in other comprehensive income (loss)	22
Purchases, issuances, and settlements	(496)
Balance at end of year	¥ 0